AST MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 94.1%
Common Stocks
Aerospace & Defense — 2.2%
HEICO Corp. (Class A Stock)	52,490	$3,354,111
L3Harris Technologies, Inc.(a)	93,925	16,917,771
		20,271,882
Banks — 0.3%
First Republic Bank	31,979	2,631,232
Biotechnology — 1.0%
Apellis Pharmaceuticals, Inc.*	48,260	1,292,885
Ascendis Pharma A/S (Denmark), ADR*	9,780	1,101,326
Bluebird Bio, Inc.*(a)	40,960	1,882,522
Fate Therapeutics, Inc.*(a)	75,090	1,667,749
Neurocrine Biosciences, Inc.*	23,250	2,012,287
Sage Therapeutics, Inc.*(a)	40,850	1,173,212
		9,129,981
Building Products — 1.5%
Lennox International, Inc.(a)	25,798	4,689,819
Trane Technologies PLC(a)	76,460	6,314,831
Trex Co., Inc.*(a)	31,270	2,505,978
		13,510,628
Capital Markets — 3.5%
Apollo Global Management, Inc.	75,799	2,539,267
MSCI, Inc.(a)	62,981	18,198,990
Nasdaq, Inc.	103,117	9,790,959
Tradeweb Markets, Inc. (Class A Stock)	35,859	1,507,512
		32,036,728
Chemicals — 0.8%
Chr Hansen Holding A/S (Denmark)	39,107	2,929,496
Scotts Miracle-Gro Co. (The)	44,405	4,547,072
		7,476,568
Commercial Services & Supplies — 1.4%
Copart, Inc.*	157,856	10,816,293
IAA, Inc.*	59,479	1,781,991
		12,598,284
Construction Materials — 0.8%
Vulcan Materials Co.	66,778	7,216,698
Consumer Finance — 0.2%
LendingTree, Inc.*(a)	11,890	2,180,507
Distributors — 1.0%
Pool Corp.	48,046	9,454,011
Diversified Consumer Services — 2.1%
Bright Horizons Family Solutions, Inc.*	149,199	15,218,298
Grand Canyon Education, Inc.*	45,490	3,470,205
		18,688,503
Electrical Equipment — 2.0%
AMETEK, Inc.	176,223	12,691,580
Generac Holdings, Inc.*(a)	61,940	5,770,950
		18,462,530
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 2.1%
Amphenol Corp. (Class A Stock)(a)	120,116	$8,754,054
FLIR Systems, Inc.	31,689	1,010,562
Keysight Technologies, Inc.*	44,600	3,732,128
Littelfuse, Inc.	14,594	1,947,131
Trimble, Inc.*(a)	114,450	3,642,944
		19,086,819
Entertainment — 2.9%
Electronic Arts, Inc.*(a)	31,690	3,174,387
Live Nation Entertainment, Inc.*(a)	102,310	4,651,013
Take-Two Interactive Software, Inc.*	155,861	18,486,673
		26,312,073
Equity Real Estate Investment Trusts (REITs) — 2.3%
CoreSite Realty Corp.	8,778	1,017,370
Extra Space Storage, Inc.(a)	71,026	6,801,450
SBA Communications Corp.	48,395	13,065,198
		20,884,018
Food Products — 0.5%
Post Holdings, Inc.*(a)	52,890	4,388,283
Health Care Equipment & Supplies — 7.4%
Align Technology, Inc.*	4,404	766,076
Cooper Cos., Inc. (The)	40,901	11,275,179
DexCom, Inc.*	45,441	12,235,898
IDEXX Laboratories, Inc.*	10,345	2,505,973
Insulet Corp.*(a)	31,790	5,266,967
Masimo Corp.*	82,834	14,671,558
STERIS PLC	82,212	11,507,213
West Pharmaceutical Services, Inc.	61,468	9,358,503
		67,587,367
Health Care Providers & Services — 1.3%
Centene Corp.*	79,747	4,737,769
Encompass Health Corp.(a)	79,980	5,121,120
Guardant Health, Inc.*(a)	21,814	1,518,254
		11,377,143
Health Care Technology — 0.5%
Veeva Systems, Inc. (Class A Stock)*(a)	29,440	4,603,533
Hotels, Restaurants & Leisure — 2.6%
Chipotle Mexican Grill, Inc.*(a)	11,439	7,485,682
Domino’s Pizza, Inc.	14,879	4,821,837
Dunkin’ Brands Group, Inc.(a)	65,146	3,459,253
Eldorado Resorts, Inc.*(a)	63,960	921,024
Hilton Worldwide Holdings, Inc.	45,730	3,120,615
Planet Fitness, Inc. (Class A Stock)*	49,720	2,421,364
Vail Resorts, Inc.(a)	9,578	1,414,766
		23,644,541
Household Products — 1.0%
Church & Dwight Co., Inc.	145,650	9,347,817
Industrial Conglomerates — 1.1%
Roper Technologies, Inc.	31,458	9,808,919
A1

AST MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance — 1.0%
Arthur J Gallagher & Co.	116,393	$9,487,193
Interactive Media & Services — 1.4%
IAC/InterActiveCorp*	28,158	5,046,758
Match Group, Inc.*(a)	28,455	1,879,168
Twitter, Inc.*	252,460	6,200,418
		13,126,344
Internet & Direct Marketing Retail — 0.3%
Chewy, Inc. (Class A Stock)*(a)	73,949	2,772,348
IT Services — 11.8%
Black Knight, Inc.*	188,048	10,918,067
Euronet Worldwide, Inc.*	66,890	5,733,811
Fidelity National Information Services, Inc.	89,702	10,911,351
Fiserv, Inc.*	197,848	18,793,582
FleetCor Technologies, Inc.*	12,615	2,353,202
Global Payments, Inc.	197,408	28,472,156
GoDaddy, Inc. (Class A Stock)*	82,020	4,684,162
Jack Henry & Associates, Inc.(a)	38,580	5,989,159
Okta, Inc.*(a)	37,532	4,588,662
Square, Inc. (Class A Stock)*(a)	48,796	2,555,935
Twilio, Inc. (Class A Stock)*(a)	57,970	5,187,735
Wix.com Ltd. (Israel)*(a)	70,616	7,119,505
		107,307,327
Leisure Products — 0.7%
Hasbro, Inc.	72,220	5,167,341
Peloton Interactive, Inc. (Class A Stock)*(a)	58,678	1,557,901
		6,725,242
Life Sciences Tools & Services — 5.4%
10X Genomics, Inc. (Class A Stock)*(a)	30,480	1,899,514
Adaptive Biotechnologies Corp.*(a)	51,972	1,443,782
Bio-Techne Corp.	36,740	6,966,639
Charles River Laboratories International, Inc.*	20,340	2,567,111
ICON PLC (Ireland)*(a)	47,596	6,473,056
IQVIA Holdings, Inc.*	52,700	5,684,222
Mettler-Toledo International, Inc.*(a)	9,368	6,468,698
PerkinElmer, Inc.(a)	158,833	11,956,948
PPD, Inc.*(a)	51,791	922,398
QIAGEN NV*	116,680	4,853,888
		49,236,256
Machinery — 1.0%
IDEX Corp.	38,344	5,295,690
Xylem, Inc.	51,913	3,381,094
		8,676,784
Media — 0.5%
Altice USA, Inc. (Class A Stock)*(a)	211,520	4,714,781
Multiline Retail — 1.7%
Dollar General Corp.	68,530	10,348,715
Dollar Tree, Inc.*	65,016	4,776,726
		15,125,441
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 0.7%
Elanco Animal Health, Inc.*	127,603	$2,857,031
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	24,420	2,138,460
Horizon Therapeutics PLC*	60,850	1,802,377
		6,797,868
Professional Services — 8.5%
Clarivate Analytics PLC (United Kingdom)*(a)	471,815	9,790,161
CoStar Group, Inc.*	18,741	11,004,903
Equifax, Inc.	27,919	3,334,924
FTI Consulting, Inc.*(a)	49,180	5,890,288
IHS Markit Ltd.	229,805	13,788,300
TransUnion	184,909	12,237,278
Verisk Analytics, Inc.	114,650	15,979,917
Wolters Kluwer NV (Netherlands)	83,879	5,929,563
		77,955,334
Road & Rail — 0.9%
Kansas City Southern(a)	55,653	7,077,949
Old Dominion Freight Line, Inc.	10,970	1,439,922
		8,517,871
Semiconductors & Semiconductor Equipment — 4.2%
Advanced Micro Devices, Inc.*	120,380	5,474,882
Lam Research Corp.(a)	26,540	6,369,600
Marvell Technology Group Ltd.(a)	229,810	5,200,600
Microchip Technology, Inc.(a)	66,440	4,504,632
Monolithic Power Systems, Inc.(a)	83,226	13,937,026
Silicon Laboratories, Inc.*	29,145	2,489,275
		37,976,015
Software — 13.7%
Autodesk, Inc.*	58,583	9,144,806
Cadence Design Systems, Inc.*	188,946	12,477,994
Constellation Software, Inc. (Canada)	5,990	5,443,992
Coupa Software, Inc.*	7,303	1,020,448
DocuSign, Inc.*	117,398	10,847,575
Dropbox, Inc. (Class A Stock)*	362,740	6,565,594
Everbridge, Inc.*	24,565	2,612,733
Fair Isaac Corp.*	20,940	6,443,029
Guidewire Software, Inc.*(a)	50,489	4,004,283
Nice Ltd. (Israel), ADR*(a)	52,568	7,546,662
Paycom Software, Inc.*(a)	15,228	3,076,208
Paylocity Holding Corp.*(a)	16,128	1,424,425
Proofpoint, Inc.*	55,340	5,677,331
RingCentral, Inc. (Class A Stock)*	99,559	21,097,548
ServiceNow, Inc.*(a)	29,000	8,310,820
SS&C Technologies Holdings, Inc.	84,759	3,714,139
Synopsys, Inc.*	38,860	5,004,779
Tyler Technologies, Inc.*	23,024	6,827,998
Zendesk, Inc.*	57,530	3,682,495
		124,922,859
Specialty Retail — 2.9%
Burlington Stores, Inc.*	60,351	9,563,219
Five Below, Inc.*(a)	52,131	3,668,980

A2

AST MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
O’Reilly Automotive, Inc.*	31,179	$9,386,438
Tractor Supply Co.	50,381	4,259,714
		26,878,351
Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica, Inc.*	41,141	7,798,277

Total Long-Term Investments (cost $896,904,187)		858,716,356
Short-Term Investments — 23.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	32,829,936	32,829,936
PGIM Institutional Money Market Fund (cost $182,782,667; includes $182,628,877 of cash collateral for securities on loan)(b)(w)	183,181,797	182,888,707

Total Short-Term Investments (cost $215,612,603)		215,718,643

TOTAL INVESTMENTS—117.7% (cost $1,112,516,790)		1,074,434,999

Liabilities in excess of other assets — (17.7)%		(161,939,198)

Net Assets — 100.0%		$912,495,801

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $176,441,250; cash collateral of $182,628,877 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3